Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt by Maturity [Abstract]
2013	$ 90,669
2014	209,541
2015	211,445
2016	201,343
2017	241,704
2018 and thereafter	784,917
Total	$ 1,739,619	$ 1,561,889